Employee share ownership plans	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Employee share ownership plans
26 Employee share ownership plans
Awards, in the form of the right to receive ordinary shares in BHP Group Limited have been granted under the following employee share ownership plans: Cash and Deferred Plan (CDP), Long-Term Incentive Plan (LTIP), Management Award Plan (MAP) and the
all-employee
share plan, Shareplus.
Some awards are eligible to receive a cash payment, or the equivalent value in shares, equal to the dividend amount that would have been earned on the underlying shares awarded to those participants (the Dividend Equivalent Payment, or DEP). The DEP is provided to the participants once the underlying shares are allocated or transferred to them. Awards under the plans do not confer any rights to participate in a share issue; however, there is discretion under each of the plans to adjust the awards in response to a variation in the share capital of BHP Group Limited.

The table below provides a description of each of the
plans
.

Plan	CDP	LTIP and MAP	Shareplus
Type	Short-term incentive	Long-term incentive	All-employee share purchase plan

Overview
The CDP is a plan for Executive KMP and members of the Executive Leadership Team who are not Executive KMP.

Generally under the CDP, two thirds of the value of a participant’s short-term incentive amount is awarded as rights to receive BHP Group Limited shares at the end of the vesting period (and the remaining one third is delivered in cash).
Two awards
of deferred shares are granted, each of the equivalent value to the cash award, vesting between two
and
five
years respectively. Awards of deferred shares may also be granted to members of the Executive Leadership Team as additional retention awards with vesting periods of up to five years.

The LTIP is a plan for Executive KMP and members of the Executive Leadership Team who are not Executive KMP, and awards are granted annually.

The MAP is a plan for BHP senior management who are not Executive KMP. The number of share rights awarded is determined by a participant’s role and grade.
Employees may contribute up to US$5,000 to acquire shares in any plan year. On the third anniversary of the start of a plan year, the Group will match the number of acquired shares.

Vesting conditions	Service conditions only for the two-year award. Vesting of the four-year awards are subject to service and individual performance conditions. Vesting of the five-year awards are subject to service conditions and also to a holistic review of performance at the end of the five-year vesting period, including a five-year view on Safety and Sustainability performance, profitability, cash flow, balance sheet health, returns to shareholders, corporate governance and conduct.
LTIP: Service and performance conditions.

From FY2023 BHP’s Total Shareholder Return
1
(TSR) performance relative to two Morgan Stanley Capital International (MSCI) market indices, the MSCI World Metals and Mining Index (“Sector Group TSR”) and the MSCI World Index (“World TSR”). The Sector Group TSR over a five-year performance period determines the vesting of 67 per cent of the awards, while performance relative to the World TSR determines the vesting of 33 per cent of the awards. For awards granted prior to FY2023, TSR performance relative to a bespoke sector peer group and the MSCI World Index determines the vesting of 67 per cent and 33 per cent of the award, respectively.

25 per cent of the award will vest where BHP’s TSR is equal to the median TSR of the relevant comparator group(s), as measured over the performance period. Where TSR is below the median, awards will not vest. Vesting occurs on a sliding scale when BHP’s TSR measured over the performance period is between the median TSR of the relevant comparator group(s) up to a nominated level of TSR outperformance over the relevant comparator group(s), as determined by the Committee, above which 100 per cent of the award will vest.

MAP: Service conditions only.
Service conditions only.

Vesting period	Between 2 and 5 years	LTIP – 5 years MAP – 1 to 5 years	3 years

Dividend Equivalent Payment	Yes	LTIP – Yes MAP – Varies	No

Exercise period	None	None	None

1
For LTIP awards granted prior to unification and where the five-year performance period ends after unification, the TSR at the start of the performance period is based on the weighted average of the TSRs of BHP Group Limited and BHP Group Plc and the TSR at the end of the performance period is based on the TSR of BHP Group Limited.

Employee share awards

2024	Number of awards at the beginning of the financial year	Number of awards issued during the year	Number of awards vested and exercised	Number of awards lapsed	Number of awards at the end of the financial year	Weighted average remaining contractual life (years)	Weighted average share price at exercise date
CDP awards	968,581	532,680	219,701	70,071	1,211,489	2.1	A$43.02
LTIP awards	2,558,796	564,431	520,443	177,078	2,425,706	2.2	A$43.02
MAP awards 1	6,653,726	2,515,913	2,626,587	555,855	5,987,197	1.2	A$43.33
Shareplus	5,123,851	2,457,307	2,460,834	607,438	4,512,886	1.2	A$44.35

1	There were 75,457 awards vested and exercisable at the end of the financial year.
Fair value and assumptions in the calculation of fair value for awards issued

2024	Weighted average fair value of awards granted during the year US$	Risk-free interest rate	Estimated life of awards	Share price at grant date	Estimated volatility of share price	Dividend yield
CDP awards 1	29.71	n/a	2-5 years	A$44.70/A$42.75	n/a	n/a
LTIP awards	19.51	4.23%	5 years	A$44.70	33.61%	n/a
MAP awards 2	23.95	n/a	1-5 years	A$43.49/A$47.74/A$45.52/A$42.75	n/a	5.21%/5.60%/7.44%
Shareplus	24.40	n/a	3 years	A$47.23	n/a	7.41%

1	Includes CDP awards granted on 8 December 2023 and 20 June 2024.
2	Includes MAP awards granted on 27 September 2023, 8 December 2023, 12 April 2024 and 20 June 2024.
Recognition and measurement
The fair value at grant date of equity-settled share awards is charged to the income statement over the period for which the benefits of employee services are expected to be derived. The fair values of awards granted were estimated using a Monte Carlo simulation methodology and Black-Scholes option pricing technique and consider the following factors:

•	exercise price

•	expected life of the award

•	current market price of the underlying shares

•	expected volatility using an analysis of historic volatility over different rolling periods. For the LTIP, it is calculated for all sector comparators and the published MSCI World Index

•	expected dividends

•	risk-free interest rate, which is an applicable government bond rate

•	market-based performance hurdles

•	non-vesting conditions
Where awards are forfeited because
non-market-based
vesting conditions are not satisfied, the expense previously recognised is proportionately reversed.
The tax effect of awards granted is recognised in income tax expense, except to the extent that the total tax deductions are expected to exceed the cumulative remuneration expense. In this situation, the excess of the associated current or deferred tax is recognised in equity and forms part of the employee share awards reserve. The fair value of awards as presented in the tables above represents the fair value at grant date.
In respect of employee share awards, the Group utilises the BHP Group Limited Employee Equity Trust. The trustee of this trust is an independent company, resident in Jersey. The trust uses funds provided by the Group to acquire ordinary shares to enable awards to be made or satisfied. The ordinary shares may be acquired by purchase in the market or by subscription at not less than nominal value.